SCHEDULE OF FUTURE AMORTIZATION OF LICENSE EXPENSE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 6,547	$ 7,926
2023	26,175	7,925
2024	26,176	7,926
2025	26,175	7,925
2026	26,176	7,926
Thereafter	33,623	35,025
License, net	$ 144,872	$ 74,653